Foundry Partners Small Cap Value Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS — 94.78% Shares Fair Value
Communications — 0.68%
Stagwell, Inc., Class A
(a)
255,921 $ 1,717,230
Consumer Discretionary — 9.42%
Bloomin' Brands, Inc. 99,250 2,666,848
Build-A-Bear Workshop, Inc. 100,984 2,479,157
Ethan Allen Interiors, Inc. 97,131 3,056,713
Group 1 Automotive, Inc. 9,225 2,384,939
Guess, Inc. 151,729 3,184,791
Harley-Davidson, Inc. 74,765 2,886,677
Hudson Technologies, Inc.
(a)
345,063 3,136,622
KB Home 43,336 2,338,844
Movado Group, Inc. 62,490 1,793,463
23,928,054
Consumer Staples — 2.46%
Coca-Cola Consolidated, Inc. 4,277 2,709,095
Primo Water Corp. 250,131 3,544,356
6,253,451
Energy — 12.39%
Berry Corp. 416,976 3,252,413
Chord Energy Corp. 31,188 4,891,525
Comstock Resources, Inc. 298,997 3,812,212
Enerplus Corp. 292,316 4,887,524
Murphy Oil Corp. 80,148 3,468,004
Oil States International, Inc.
(a)
433,635 3,486,425
VAALCO Energy, Inc. 905,944 4,031,451
World Fuel Services Corp. 161,900 3,649,226
31,478,780
Financials — 16.47%
Associated Banc-Corp 186,974 3,543,157
Enact Holdings, Inc. 82,985 2,257,192
Enova International, Inc.
(a)
84,575 4,659,237
Genworth Financial, Inc., Class A
(a)
475,887 2,788,698
Hancock Whitney Corp. 119,776 5,271,342
Hope Bancorp, Inc. 289,805 3,147,282
Lazard Ltd., Class A 65,901 2,313,125
MGIC Investment Corp. 287,539 4,813,403
Rithm Capital Corp. 242,664 2,446,053
Sandy Spring Bancorp, Inc. 106,427 2,604,269
Valley National Bancorp 395,449 4,057,307
Victory Capital Holdings, Inc., Class A 119,185 3,952,175
41,853,240
Health Care — 6.62%
Avanos Medical, Inc.
(a)
110,729 2,709,539
Collegium Pharmaceutical, Inc.
(a)
122,744 2,793,653
InMode Ltd.
(a)
69,308 2,974,006
Ironwood Pharmaceuticals, Inc., Class A
(a)
340,957 3,781,213
Select Medical Holdings Corp. 152,392 4,573,284
16,831,695

Foundry Partners Small Cap Value Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS — 94.78% - continued Shares Fair Value
Industrials — 11.72%
Allison Transmission Holdings, Inc. 81,633 $ 4,791,041
Covenant Logistics Group, Inc. 56,414 3,089,231
Cross Country Healthcare, Inc.
(a)
112,975 2,914,755
Danaos, Corp. 54,279 3,822,326
Hillenbrand, Inc. 88,695 4,606,818
Moog, Inc., Class A 40,986 4,321,564
SMART Global Holdings, Inc.
(a)
125,688 3,343,301
Timken Co. (The) 31,173 2,894,725
29,783,761
Materials — 11.65%
AdvanSix, Inc. 66,101 2,651,311
Alamos Gold, Inc., Class A 367,569 4,539,477
Hudbay Minerals, Inc. 671,653 3,996,335
Minerals Technologies, Inc. 56,041 3,438,115
Pan American Silver Corp. 164,168 2,771,156
Sonoco Products Co. 37,472 2,197,358
UFP Industries, Inc. 48,659 5,000,199
Warrior Met Coal, Inc. 113,185 5,008,437
29,602,388
Real Estate — 7.65%
Apple Hospitality REIT, Inc. 206,656 3,203,168
CoreCivic, Inc.
(a)
397,638 3,857,089
Empire State Realty Trust, Inc., Class A 518,064 4,636,673
Newmark Group, Inc., Class A 437,257 3,025,818
Summit Hotel Properties, Inc. 268,958 1,732,090
Whitestone REIT 289,214 2,984,688
19,439,526
Technology — 12.49%
Celestica, Inc.
(a)
196,292 4,314,498
Cohu, Inc.
(a)
118,552 5,174,794
Concentrix Corp. 27,491 2,288,351
Photronics, Inc.
(a)
135,690 3,589,001
Sanmina Corp.
(a)
70,036 4,304,413
Sapiens International Corp. N.V. 57,966 1,561,604
Science Applications International Corp. 48,386 5,871,157
Vishay Intertechnology, Inc. 164,154 4,620,935
31,724,753
Utilities — 3.23%
National Fuel Gas Co. 112,073 5,952,197
Suburban Propane Partners, L.P. 153,702 2,271,716
8,223,913
Total Common Stocks (Cost $207,524,833) 240,836,791

Foundry Partners Small Cap Value Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
MONEY MARKET FUNDS - 6.39% Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional Class,
5.11%
(b)
16,233,839 $ 16,233,839
Total Money Market Funds (Cost $16,233,839) 16,233,839
Total Investments — 101.17% (Cost $223,758,672) 257,070,630
Liabilities in Excess of Other Assets — (1.17)% (2,968,679)
NET ASSETS — 100.00% $ 254,101,951
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.
REIT - Real Estate Investment Trust